Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Consolidated profit (loss) for the year	R$ 2,244,511	R$ 5,200,583	R$ 111,229
Items that will not be subsequently reclassified to the statement of income
Actuarial (losses)/gains on defined benefit plan from investments in subsidiaries	424	903	(12)
Actuarial (losses)/gains on defined benefit pension plan	(113,518)	413	(203,022)
Income tax and social contribution on actuarial (losses) gains on defined benefit pension plan			(1,073)
Total Items that will not be subsequently reclassified to the statement of income	(113,094)	1,316	(204,107)
Items that could be subsequently reclassified to the statement of income
Cumulative translation adjustments for the year	32,922	(87,101)	170,342
Fair Value through other comprehensive income		(1,559,680)	847,849
(Loss)/Gain on change in percentage of investments	(2,288)	(105)	2,814
(Loss) gain on cash flow hedge accounting	(604,828)	(1,415,962)	(50,987)
Cash Flow hedge reclassified to income statement	790,353	370,191	92,140
(Loss) /gain on hedge of net investments in foreign subsidiaries	2,472	(21,852)	(39,893)
(Loss) / gain on business combination		(651)	4,415
Total Items that could be subsequently reclassified to the statement of income	218,631	(2,715,160)	1,026,680
Other comprehensive income	105,537	(2,713,844)	822,573
Comprehensive income (loss) for the year	2,350,048	2,486,739	933,802
Attributable to:
Attributed to owners of the Company	1,894,503	2,360,292	832,845
Attributed to non-controlling interests	R$ 455,545	R$ 126,447	R$ 100,957